NJEDA BONDS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Njeda Bonds [Line Items]
Bond Issue Costs	$ 354,453	$ 354,453
Accumulated Amortization	(150,052)	(135,874)
Unamortized Balance	204,401	$ 218,579
Bond [Member]
Njeda Bonds [Line Items]
Amortization Expense Current YTD	$ (14,178)